RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 01, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	May 01, 2017	Apr. 28, 2017	Jan. 31, 2016	Mar. 31, 2015
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable	[1]	$ 7.0		$ 8.0	$ 8.0
Amount included in receivables from related party		$ 1.0		$ 2.0	$ 1.0
Portland Natural Gas Transmission System
Capital and operating costs charged to the pipeline systems and amount payable
Interest acquired by Partnership (as a percent)		61.71%		61.71%
Great Lakes
Capital and operating costs charged to the pipeline systems and amount payable
Interest acquired (as a percent)		46.45%		46.45%	46.45%		46.45%				46.45%			46.45%
Estimated revenue sharing provision				$ 7.2
Northern Border
Capital and operating costs charged to the pipeline systems and amount payable
Interest acquired (as a percent)		50.00%		50.00%				50.00%	50.00%	50.00%		50.00%
Portland Natural Gas Transmission System
Capital and operating costs charged to the pipeline systems and amount payable
Interest acquired (as a percent)													49.90%
General Partner | Reimbursement of costs of services provided
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		$ 1.0	$ 1.0	$ 3.0	$ 3.0	$ 3.0
TransCanada's subsidiaries | GTN
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable		3.0		3.0	3.0
TransCanada's subsidiaries | GTN | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		7.0	6.0	27.0	30.0	30.0
Impact on the Partnership's net income attributable to controlling interests		$ 7.0	$ 5.0	$ 24.0	$ 25.0	$ 19.0
Percentage of capital and operating costs charged		100.00%	100.00%	100.00%	100.00%	100.00%
TransCanada's subsidiaries | Northern Border
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable		$ 3.0		$ 4.0	$ 5.0
Percentage of capital and operating costs charged		100.00%	100.00%
TransCanada's subsidiaries | Northern Border | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		$ 10.0	$ 6.0	$ 32.0	$ 36.0	$ 35.0
Percentage of capital and operating costs charged		100.00%	100.00%	100.00%	100.00%	100.00%
TransCanada's subsidiaries | Portland Natural Gas Transmission System
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable		$ 1.0		$ 1.0	$ 3.0
Percentage of capital and operating costs charged		100.00%	100.00%
TransCanada's subsidiaries | Portland Natural Gas Transmission System | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		$ 2.0	$ 2.0	$ 8.0	8.0	$ 8.0
Percentage of capital and operating costs charged		100.00%	100.00%	100.00%
TransCanada's subsidiaries | Portland Natural Gas Transmission System | Transportation contracts
Capital and operating costs charged to the pipeline systems and amount payable
Amount included in receivables from related party		$ 0.0		$ 0.0
Revenues from related party		0.0	$ 1.0	2.0	3.0
TransCanada's subsidiaries | Bison
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable				1.0
TransCanada's subsidiaries | Bison | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		1.0		2.0	4.0	6.0
Revenue, net of costs charged			(1.0)
Impact on the Partnership's net income attributable to controlling interests		1.0	$ 1.0
Impact on the Partnership's net income attributable to controlling interests				$ 3.0	$ 4.0	$ 4.0
Percentage of capital and operating costs charged				100.00%	100.00%	100.00%
TransCanada's subsidiaries | Great Lakes
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable		$ 3.0		$ 4.0	$ 3.0
Percentage of capital and operating costs charged		100.00%	100.00%
Amount included in receivables from related party		$ 15.0		19.0	17.0
TransCanada's subsidiaries | Great Lakes | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		$ 8.0	$ 7.0	30.0	30.0	$ 30.0
Impact on the Partnership's net income attributable to controlling interests				$ 13.0	$ 13.0	$ 13.0
Percentage of capital and operating costs charged		100.00%	100.00%	100.00%	100.00%	100.00%
Amount included in receivables from related party				$ 27.0	$ 51.0
TransCanada's subsidiaries | Great Lakes | Transportation contracts | Total net revenues | Customer concentration risk
Capital and operating costs charged to the pipeline systems and amount payable
Percent of total revenues				68.00%	71.00%	49.00%
TransCanada's subsidiaries | North Baja Pipeline, LLC
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable				$ 1.0
TransCanada's subsidiaries | North Baja Pipeline, LLC | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		$ 1.0	$ 1.0	4.0	$ 5.0	$ 5.0
Impact on the Partnership's net income attributable to controlling interests		1.0	1.0	4.0	5.0	4.0
TransCanada's subsidiaries | Tuscarora Gas Transmission Company
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable		1.0		1.0	1.0
TransCanada's subsidiaries | Tuscarora Gas Transmission Company | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		1.0	1.0	5.0	4.0	4.0
Impact on the Partnership's net income attributable to controlling interests		1.0	1.0	4.0	4.0	4.0
TransCanada's subsidiaries | Great Lakes | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Impact on the Partnership's net income attributable to controlling interests		$ 3.0	$ 3.0
TransCanada's subsidiaries | Great Lakes | Transportation contracts | Total net revenues | Customer concentration risk
Capital and operating costs charged to the pipeline systems and amount payable
Percent of total revenues		67.00%	76.00%
TransCanada's subsidiaries | Northern Border | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Impact on the Partnership's net income attributable to controlling interests		$ 3.0	$ 3.0	12.0	14.0	16.0
TransCanada's subsidiaries | Portland Natural Gas Transmission System | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Impact on the Partnership's net income attributable to controlling interests		$ 1.0	$ 1.0	$ 5.0	$ 5.0	$ 5.0

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).